Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-of-use assets

EURm	Buildings	Other	Total
Acquisition cost as of 1 January 2020	1 048	121	1 169
Net additions(1)	89	59	148
Retirements	(31)	–	(31)
Acquisition cost as of 31 December 2020	1 106	180	1 286
Accumulated depreciation as of 1 January 2020	(209)	(48)	(257)
Impairment charges	(32)	–	(32)
Retirements	31	–	31
Depreciation	(176)	(47)	(223)
Accumulated depreciation as of 31 December 2020	(386)	(95)	(481)
Net book value as of 1 January 2020	839	73	912
Net book value as of 31 December 2020	720	85	805
Acquisition cost as of 1 January 2021	1 106	180	1 286
Translation differences	47	3	50
Net additions(1)	209	76	285
Retirements	(44)	(36)	(80)
Acquisition cost as of 31 December 2021	1 318	223	1 541
Accumulated depreciation as of 1 January 2021	(386)	(95)	(481)
Translation differences	(15)	(2)	(17)
Impairment charges	(25)	–	(25)
Retirements	44	36	80
Depreciation	(151)	(63)	(214)
Accumulated depreciation as of 31 December 2021	(533)	(124)	(657)
Net book value as of 1 January 2021	720	85	805
Net book value as of 31 December 2021	785	99	884

(1)   Net additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

Amounts recognized in the income statement

EURm	2021	2020	2019
Depreciation expense of right-of-use assets	(214)	(223)	(225)
Expenses relating to short-term leases	(13)	(22)	(26)
Interest expense on lease liabilities	(24)	(25)	(28)
Income from subleasing leasehold and freehold properties(1)	8	4	9
Gains arising from sale and leaseback transactions	15	–	9
Total(2)	(228)	(266)	(261)

(1)   Sublease income comprises rent income from operating subleases and financial income on the net investment in the lease related to finance subleases.

(2)   Total recognized in the income statement excludes impairment of right-of-use assets, which is presented in Note 16, Impairment, and deferred taxes discussed in Note 11, Income taxes.

Amounts reported in the statement of cash flows

EURm	2021	2020	2019
Payment of principal portion of lease liabilities	(226)	(234)	(221)
Interest portion of lease liabilities	(24)	(25)	(28)
Total	(250)	(259)	(249)

Schedule of amounts recognized in statements